Financial instruments - Summary of gains and losses on the borrowings and related derivatives designated as fair value hedges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Hedged Items
Borrowings	£ (6,730)	£ (6,167)
US dollars
Disclosure Of Detailed Information About Hedged Items
Borrowings	(3,227)	(2,838)
Euro
Disclosure Of Detailed Information About Hedged Items
Borrowings	(3,343)	(3,199)
Fair value hedges
Disclosure Of Detailed Information About Hedged Items
Accumulated fair value hedge adjustment on hedged item at start of year	(28)	(119)	£ (52)
Fair value movement gain/(loss)	236	90	(72)
Exchange gain/(loss)	3	1	5
Accumulated fair value hedge adjustment on hedged item at end of year	211	(28)	(119)
Borrowings	(2,554)	(2,161)	(2,168)
Accumulated fair value adjustment on hedging instrument at start of year	35	119	52
Fair value movement gain/(loss)	(245)	(83)	72
Exchange gain/(loss)	(3)	(1)	(5)
Accumulated fair value adjustment on hedging instrument at end of year	(213)	35	119
Hedging instrument, assets		35	119
Hedging instrument, liabilities	(213)
Accumulated fair value adjustment on hedged item and hedging instrument at start of year	7
Gain (loss) on change in fair value of hedged item and hedging instrument	(9)	7
Accumulated fair value adjustment on hedged item and hedging instrument at end of year	(2)	7
Borrowings net of related hedging instruments	(2,767)	(2,126)	(2,049)
Fair value hedges | US dollars
Disclosure Of Detailed Information About Hedged Items
Accumulated fair value hedge adjustment on hedged item at start of year	(1)	(36)	(13)
Fair value movement gain/(loss)	140	35	(25)
Exchange gain/(loss)	2		2
Accumulated fair value hedge adjustment on hedged item at end of year	141	(1)	(36)
Borrowings	(1,630)	(1,221)	(701)
Accumulated fair value adjustment on hedging instrument at start of year	8	36	13
Fair value movement gain/(loss)	(149)	(28)	25
Exchange gain/(loss)	(2)		(2)
Accumulated fair value adjustment on hedging instrument at end of year	(143)	8	36
Hedging instrument, assets		8	36
Hedging instrument, liabilities	(143)
Accumulated fair value adjustment on hedged item and hedging instrument at start of year	7
Gain (loss) on change in fair value of hedged item and hedging instrument	(9)	7
Accumulated fair value adjustment on hedged item and hedging instrument at end of year	(2)	7
Borrowings net of related hedging instruments	(1,773)	(1,213)	(665)
Fair value hedges | Euro
Disclosure Of Detailed Information About Hedged Items
Accumulated fair value hedge adjustment on hedged item at start of year	(27)	(83)	(39)
Fair value movement gain/(loss)	96	55	(47)
Exchange gain/(loss)	1	1	3
Accumulated fair value hedge adjustment on hedged item at end of year	70	(27)	(83)
Borrowings	(924)	(940)	(1,467)
Accumulated fair value adjustment on hedging instrument at start of year	27	83	39
Fair value movement gain/(loss)	(96)	(55)	47
Exchange gain/(loss)	(1)	(1)	(3)
Accumulated fair value adjustment on hedging instrument at end of year	(70)	27	83
Hedging instrument, assets		27	83
Hedging instrument, liabilities	(70)
Borrowings net of related hedging instruments	£ (994)	£ (913)	£ (1,384)